Related Party Transactions (Details) - Schedule of Transactions with Related Parties - Related Party [Member] - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Mahindra & Mahindra Financial Services Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Interest expense	[1]		$ 25,777
Interest income	[1]		5,676
Debt - principal repayment	[1]		53,051
Debt - foreclosure charges	[1]		153
Mahindra First Choice Wheels Ltd [Member]
Schedule of Transactions with Related Parties [Line Items]
Credit notes against sale of property and equipment	[1]		$ 3,155

[1]	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties until December 28, 2023, hence, the transactions until December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024 and September 30, 2024.